Borrowings and leases - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) banks	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings, unamortised financing fees	€ 29	€ 29
Interest expense on lease liabilities	23	21	€ 17
Cash outflow for leases	185	178	€ 165
Multi-currency credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility	€ 1,800	€ 1,800
Number of credit facility banks | banks	12